Schedule of fair value measurement of assets and liabilities recurring basis (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Fair value of crypto assets as of acquisition date (May 19, 2026)	$ 7,560,000
Change in fair value of crypto assets
Ending balance as of June 30, 2026	7,560,000	7,560,000
Fair value of warrants, balance		125,000	100,000
Change in fair value of warrant liability			25,000
Repurchase of warrant		(125,000)
Fair value of warrants, balance			$ 125,000